Other Non-Current Assets - Additional Information (Detail) - Construction in progress - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Noncurrent Assets [Line Items]
Prepayment expense on other assets held for sale	$ 52,149	$ 19,126
Discontinued Operations
Other Noncurrent Assets [Line Items]
Prepayment expense on other assets held for sale	$ 0	$ 35,754